OTHER PROVISIONS	12 Months Ended
Dec. 31, 2024
Other provisions [abstract]
OTHER PROVISIONS	OTHER PROVISIONS

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for contingencies (1)
Tax contingencies	11,536	7,003	313,165	614,882	324,701	621,885
Civil contingencies	1,173	7,702	124,411	142,305	125,584	150,007
Labor contingencies	1,512	367	174,035	155,501	175,547	155,868
Other	—	—	9,908	11,571	9,908	11,571
Provision for European
Commission investigation (2)	—	—	2,327	2,477	2,327	2,477

Total other provisions (3)	14,221	15,072	623,846	926,736	638,067	941,808

(1)Provisions for contingencies:

    The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.
    The civil contingencies correspond to different demands of civil order filed against the Company.The labor contingencies correspond to different demands of labor order filed against the Company.
    Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
The Company maintains other judicial processes, individually and cumulatively , do not have a significant impact on these financial statements

(2)    Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
(3)    Total other provision as of December 31, 2024, and December 31, 2023, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries,with a probability of loss under 50%, which are not recognized in the normal course of IFRS Accounting Standards application and which only in the context of a business combination should be recognized under IFRS Accounting Standards.
Movement of provisions:

	Legal claims (1)	European Commission Investigation (1)	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2022	731,153	9,300	740,453
Increase in provisions	687,558	—	687,558
Provision used	(63,087)	—	(63,087)
Difference by subsidiaries conversion	28,655	—	28,655
Reversal of provision	(427,979)	(6,630)	(434,609)
Exchange difference	(16,160)	(273)	(16,433)
Closing balance as of December 31, 2022	940,140	2,397	942,537

Opening balance as January 1, 2023	940,140	2,397	942,537
Increase in provisions	449,406	—	449,406
Provision used	(70,844)	—	(70,844)
Difference by subsidiaries conversion	(69,563)	—	(69,563)
Reversal of provision	(310,118)	—	(310,118)
Exchange difference	310	80	390
Closing balance as of December 31, 2023	939,331	2,477	941,808

Opening balance as of January 1, 2024	939,331	2,477	941,808
Increase in provisions	448,338	—	448,338
Provision used	(92,729)	—	(92,729)
Difference by subsidiaries conversion	(143,057)	—	(143,057)
Reversal of provision	(508,907)	—	(508,907)
Exchange difference	(7,236)	(150)	(7,386)
Closing balance as of December 31, 2024	635,740	2,327	638,067
(1)See details of litigation and government investigations with a material impact in Note 30.